Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements

5. Fair Value Measurements

ASC Topic 820, Fair Value Measurements and Disclosures, establishes a framework for measuring fair value and the corresponding disclosure requirements around fair value measurements. This topic applies to all financial instruments that are being measured and reported on a fair value basis.

The following table shows the fair value measurements of the Company's assets that are measured at fair value on a recurring basis as of March 31, 2021 and 2020.

	Fair Value Measurements as of March 31, 2021
	Level I	Level II	Level III	Total
	(in thousands)
Assets
Cash and cash equivalents	$334,718	$—	$—	$334,718
Held-to-maturity investments:
Commercial paper	—	116,634	—	116,634
State and municipal bonds	—	15,784	—	15,784
Corporate bonds and notes	—	164,203	—	164,203

Total Assets	$334,718	$296,621	$—	$631,339

	Fair Value Measurements as of December 31, 2020
	Level I	Level II	Level III	Total
	(in thousands)
Assets
Cash and cash equivalents	$389,705	$—	$—	$389,705
Held-to-maturity investments:
Treasury securities	—	149,995	—	149,995
Commercial paper	—	37,948	—	37,948
Corporate bonds and notes	—	49,829	—	49,829

Total Assets	$389,705	$237,772	$—	$627,477

Note 7. Fair Value Measurements – As Restated

The convertible notes payable derivative liabilities are considered a Level III measurement due to the utilization of significant unobservable inputs in the valuation. The Company utilized a scenario-based with and without valuation model to estimate the fair value of the embedded derivative features requiring bifurcation associated with the convertible notes payable at issuance, as of the December 31, 2019 reporting date, and upon the settlement of the convertible notes payable derivative liabilities in connection with the extinguishment accounting applied to the convertible notes payable (see Note 5). This valuation model is designed to utilize the Company’s best estimates of the timing and likelihood of the settlement events that are related to the embedded derivative features in order to estimate the fair value of the respective convertible notes with these embedded derivative features.

The fair value of the convertible notes with the derivative features is compared to the fair value of a plain vanilla note (excluding the derivative features), which is calculated based on the present value of the future cash flows. The difference between the two values represents the fair value of the bifurcated derivative features as of each respective valuation date.

The key inputs to the valuation models that were utilized to estimate the fair value of the convertible debt derivative liabilities include:

Input	October 1, 2020	Issuance of January 2020 Note (January 2020)	Issuance of December 2019 Note and December 31, 2019	Issuances of Initial 2019 Notes (July 2019)	Issuances of Initial 2019 Notes (June 2019)	Issuances of Initial 2019 Notes (February 2019)

Probability-weighted conversion discount	2.5 - 50.0%	50.0%	23.9 - 50.0%	24.1%	24.4%	24.4%
Remaining term (years)	0.0 - 4.3	5.0	0.7 - 4.5	5.0	2.0	2.0
Equity volatility	NA	NA	63.0 - 71.0%	74.0%	78.0%	75.0%
Risk rate[1]	19.6 - 57.7%	50.0%	27.2 - 50.0%	29.0%	26.6%	34.2%
Probability of next financing event[1]	100.0%	70.0%	70.0%	50.0%	50.0%	50.0%
Timing of next financing event[1]	10/1/2020	9/30/2020	9/30/2020	3/31/2020	3/31/2020	9/30/2019
Probability of default event[1]	0.0%	30.0%	25.0 - 30.0%	50.0%	50.0%	50.0%
Timing of default event[1]	NA	9/30/2020	9/30/2020	3/31/2020	3/31/2020	9/30/2019
Probability of sale event[1]	0.0%	0.0%	0.0 - 5.0%	0.0%	0.0%	0.0%
Timing of sale event[1]	NA	NA	9/30/2020	NA	NA	NA
Negotiation discount1 2	0.0 - 0.1%	24.2%	21.7%	0.0%	0.0%	0.0%

[1]	Represents a Level III unobservable input

[2]	Based on the terms and provisions of the December 2019 and January 2020 Notes, the valuation model incorporated this additional assumption

The key inputs to the valuation models are defined as follows:

●	The probability-weighted conversion discount is based on the contractual terms of the convertible note agreement and the expectation of the pre-money valuation of the Company as of the estimated date that the next equity financing event occurs.

●	The remaining term was determined based on the remaining time period to maturity of the related convertible note with embedded features subject to valuation (as of the respective valuation date).

●	The Company’s equity volatility estimate was based on the re-levered historical equity volatility of a selection of the Company’s comparable guideline public companies, based on the remaining term of the respective convertible notes.

●	The risk rate was the discount rate utilized in the valuation and was determined based on reference to market yields for debt instruments with similar credit ratings and terms.

●	The probabilities and timing of the next financing event and default event are based on management’s best estimate of the future settlement of the respective convertible notes.

●	The negotiation discount utilized was calculated in order to further discount the specified instruments in order to agree to the principal value of the convertible notes at issuance. The utilization of the negotiation discount reflects the fact that there was a significant need for new investment and limited availability of market participants who have interest in making investments in such companies. The presence of the additional discount reflects the higher rate of return that these investors would seek in making such investments.

The convertible notes payable derivative liabilities were settled upon the conversion of the related convertible notes during the year ended December 31, 2020 (see Note 5). The following table shows the fair value measurements of the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and 2019:

	Fair Value Measurements as of December 31, 2020
	Level I	Level II	Level III	Total
Assets	(in thousands)
Cash and cash equivalents	$389,705	$-	$-	$389,705
Held-to-maturity investments:
Treasury securities	-	149,995	-	149,995
Commercial paper	-	37,948	-	37,948
Corporate bonds and notes	-	49,829	-	49,829

Total Assets	$389,705	$237,772	$-	$627,477

	Fair Value Measurements as of December 31, 2019
	Level I	Level II	Level III	Total
Liabilities	(in thousands)
Convertible notes payable derivative liabilities	$-	$-	$8,351	$8,351

Total Liabilities	$-	$-	$8,351	$8,351

The following is a rollforward of the Company’s Level III instruments (in thousands):

Balance, December 31, 2018	$2,068
Issuance of convertible notes payable derivative liabilities	7,428
Fair value adjustments	(1,145)

Balance, December 31, 2019	8,351
Issuance of convertible note payable derivative liability	2,656
Fair value adjustments	1,358
Settlement of convertible notes payable derivative liabilities	(12,365)

Balance, December 31, 2020	$-